Risk Management - Additional Information (Detail) - 6 months ended Jun. 30, 2019 $ in Millions, $ in Millions	CAD ($)	USD ($)
Interest rate swap contract [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Unwound amount		$ 150
Risk management loss	$ 1
Trade Receivables
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Percent of accounts receivable held with investment grade counterparties	96.00%	96.00%
Average expected credit loss rate	0.30%	0.30%
Trade Receivables | Minimum [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Percent of accounts receivable held with investment grade counterparties	99.00%	99.00%
Trade Receivables | Maximum [Member]
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Number of days outstanding for accruals, Joint operations and trade receivables	60 days	60 days